CAPITAL DISCLOSURES AND FINANCIAL RISK	12 Months Ended
Dec. 31, 2023
CAPITAL DISCLOSURES AND FINANCIAL RISK
CAPITAL DISCLOSURES AND FINANCIAL RISK

NOTE 25 - CAPITAL DISCLOSURES AND FINANCIAL RISK

Approximately 97%, 97% and 97% of expenses that occurred during the years ended December 31, 2023, 2022 and 2021, respectively, were denominated in US dollars. Foreign exchange fluctuations had no meaningful impact on the Corporation’s results in 2023, 2022 or 2021.